Quarterly Holdings Report
for
Strategic Advisers® Fidelity® U.S. Total Stock Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2022
TSF-NPRT3-0422
1.9887486.103
Common Stocks - 44.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	1,010,200	23,931,638
Cellnex Telecom SA (a)	140,400	6,350,607
Cogent Communications Group, Inc.	31,670	2,007,878
Deutsche Telekom AG	1,001,200	17,946,196
Liberty Global PLC Class C (b)	1,211,200	31,333,744
Verizon Communications, Inc.	2,196,409	117,881,271
		199,451,334
Entertainment - 0.4%
Activision Blizzard, Inc.	604,944	49,302,936
Cinemark Holdings, Inc. (b)(c)	374,700	6,572,238
IMAX Corp. (b)	85,910	1,776,619
Netflix, Inc. (b)	93,800	37,005,976
Nihon Falcom Corp.	5,000	57,757
Nintendo Co. Ltd. ADR	334,483	21,263,084
Sea Ltd. ADR (b)	224,100	32,628,960
Take-Two Interactive Software, Inc. (b)	49,998	8,099,676
The Walt Disney Co. (b)	869,722	129,118,928
Universal Music Group NV	1,470,583	33,577,162
		319,403,336
Interactive Media & Services - 1.8%
Alphabet, Inc.:
Class A (b)	259,292	700,383,993
Class C (b)	69,630	187,849,207
Dip Corp.	230,300	6,790,910
Meta Platforms, Inc. Class A (b)	1,359,800	286,958,594
Moneysupermarket.com Group PLC	400,000	1,121,783
QuinStreet, Inc. (b)	137,200	1,543,500
Snap, Inc. Class A (b)	1,463,600	58,456,184
Tongdao Liepin Group (b)	1,225,503	2,948,258
Ziff Davis, Inc. (b)	69,250	6,966,550
ZIGExN Co. Ltd.	1,550,000	3,923,368
		1,256,942,347
Media - 1.0%
Altice U.S.A., Inc. Class A (b)	493,200	5,701,392
Comcast Corp. Class A	8,060,101	376,890,323
Corus Entertainment, Inc. Class B (non-vtg.)	95,400	382,353
Discovery Communications, Inc.:
Class A (b)	550,000	15,427,500
Class C (non-vtg.) (b)	1,350,000	37,759,500
F@N Communications, Inc.	26,900	98,741
Hyundai HCN	486,513	1,586,047
iHeartMedia, Inc. (b)(c)	1,223,484	26,243,732
Interpublic Group of Companies, Inc.	3,874,225	142,571,480
Liberty Broadband Corp. Class C (b)	101,200	14,846,040
Magnite, Inc. (b)	578,800	8,438,904
News Corp. Class A	1,112,700	24,835,464
Nippon Television Network Corp.	70,700	809,915
Pico Far East Holdings Ltd.	1,000,000	156,118
Sinclair Broadcast Group, Inc. Class A (c)	50,000	1,500,000
TechTarget, Inc. (b)(c)	255,990	20,064,496
Thryv Holdings, Inc. (b)(c)	116,360	3,537,344
Trenders, Inc.	150,000	1,038,577
WOWOW INC.	100,000	1,528,291
WPP PLC	2,663,100	37,456,206
		720,872,423
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (b)	474,175	58,423,102
TOTAL COMMUNICATION SERVICES		2,555,092,542
CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.3%
Adient PLC (b)	1,038,150	46,457,213
Akwel	25,000	556,425
BorgWarner, Inc.	909,003	37,278,213
Cie Automotive SA	125,000	3,341,757
Cooper-Standard Holding, Inc. (b)	35,000	445,200
DaikyoNishikawa Corp.	604,000	2,963,128
DTR Automotive Corp.	15,029	934,317
Eagle Industry Co. Ltd.	71,400	643,417
G-Tekt Corp.	650,000	8,192,493
Gentex Corp.	64,000	1,937,280
Hi-Lex Corp.	200,300	2,332,899
IJTT Co. Ltd.	450,000	2,039,316
Lear Corp.	284,395	44,746,709
Linamar Corp.	238,960	12,478,708
Murakami Corp.	70,000	1,599,530
Patrick Industries, Inc. (c)	110,990	7,918,027
Plastic Omnium SA	125,000	2,642,141
Topre Corp.	350,000	3,622,842
TPR Co. Ltd.	500,000	6,040,969
		186,170,584
Automobiles - 0.3%
Ferrari NV	48,100	10,356,411
General Motors Co. (b)	153,246	7,159,653
Tesla, Inc. (b)	195,500	170,169,065
		187,685,129
Distributors - 0.0%
Arata Corp.	25,000	869,830
Harima-Kyowa Co. Ltd.	39,600	602,792
LKQ Corp.	455,300	21,376,335
Yagi & Co. Ltd.	60,045	682,110
		23,531,067
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. (b)(c)	178,717	3,713,739
H&R Block, Inc. (c)	370,200	9,184,662
Heian Ceremony Service Co. Ltd.	175,000	1,299,961
Laureate Education, Inc. Class A (c)	223,310	2,420,680
MegaStudy Co. Ltd.	79,794	807,685
Multicampus Co. Ltd.	33,128	1,166,464
OneSpaWorld Holdings Ltd. (b)	123,560	1,277,610
		19,870,801
Hotels, Restaurants & Leisure - 0.8%
ARAMARK Holdings Corp.	1,327,100	49,049,616
Betsson AB (B Shares)	200,000	1,186,593
Booking Holdings, Inc. (b)	49,367	107,237,466
Brinker International, Inc. (b)	507,500	21,589,050
Caesars Entertainment, Inc. (b)	681,661	57,389,040
Churchill Downs, Inc.	228,300	54,990,621
Compass Group PLC	972,600	21,983,735
El Pollo Loco Holdings, Inc. (b)	93,820	1,244,991
Elior SA (a)(b)	649,344	2,978,869
Everi Holdings, Inc. (b)	48,507	1,135,064
Expedia, Inc. (b)	115,666	22,683,259
Golden Entertainment, Inc. (b)	26,340	1,499,536
Jack in the Box, Inc.	44,660	3,852,818
Las Vegas Sands Corp. (b)	426,800	18,292,648
Marriott International, Inc. Class A (b)	441,200	75,065,768
Marriott Vacations Worldwide Corp.	12,190	1,958,567
McDonald's Corp.	129,300	31,648,761
NeoGames SA (b)	39,500	892,700
Noodles & Co. (b)	40,454	276,705
Planet Fitness, Inc. (b)	287,200	24,305,736
Ruth's Hospitality Group, Inc. (c)	140,535	3,486,673
Starbucks Corp.	83,802	7,692,186
Tosho Co. Ltd.	5,000	75,632
Wyndham Hotels & Resorts, Inc.	532,048	45,974,268
		556,490,302
Household Durables - 0.4%
Cuckoo Holdings Co. Ltd.	111,735	1,659,015
ES-Con Japan Ltd.	25,000	164,833
FJ Next Co. Ltd.	600,000	5,292,045
Haseko Corp.	25,000	318,793
Helen of Troy Ltd. (b)(c)	22,040	4,532,967
Hinokiya Group Co. Ltd.	25,000	511,677
Leggett & Platt, Inc.	335,600	12,444,048
Lennar Corp. Class A	415,700	37,363,116
Mohawk Industries, Inc. (b)	249,661	35,147,276
Portmeirion Group PLC (b)	23,413	175,750
Pressance Corp.	1,084,100	16,935,968
PulteGroup, Inc.	1,062,700	52,773,682
Sony Group Corp. sponsored ADR (c)	103,900	10,652,867
Taylor Morrison Home Corp. (b)	54,080	1,595,360
Tempur Sealy International, Inc.	677,000	22,347,770
Token Corp.	5,000	395,338
TopBuild Corp. (b)(c)	25,020	5,371,294
TRI Pointe Homes, Inc. (b)	65,520	1,465,682
Tupperware Brands Corp. (b)(c)	17,360	316,473
Whirlpool Corp. (c)	356,052	71,662,586
		281,126,540
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc. (b)	153,500	471,438,410
ASKUL Corp.	1,000	14,413
Aucfan Co. Ltd. (b)	25,000	99,378
Chewy, Inc. (b)(c)	108,500	5,114,690
eBay, Inc.	1,128,200	61,588,438
Farfetch Ltd. Class A (b)	297,600	5,669,280
Hyundai Home Shopping Network Corp.	4,861	236,384
Locondo, Inc.	10,000	82,721
Oisix Ra Daichi, Inc. (b)	5,000	111,034
Papyless Co. Ltd.	100,000	1,131,649
Syuppin Co. Ltd.	5,000	51,450
Vipshop Holdings Ltd. ADR (b)	25,000	216,750
		545,754,597
Leisure Products - 0.0%
Brunswick Corp. (c)	5,170	493,838
Clarus Corp. (c)	30,940	704,504
Hayward Holdings, Inc. (c)	56,220	1,005,776
Peloton Interactive, Inc. Class A (b)(c)	226,900	6,593,714
		8,797,832
Multiline Retail - 0.2%
Big Lots, Inc. (c)	92,454	3,213,701
Dollar General Corp.	348,100	69,042,154
Dollar Tree, Inc. (b)	216,200	30,717,696
Europris ASA (a)	5,000	31,894
Macy's, Inc.	50,000	1,296,000
Max Stock Ltd.	250,000	739,691
Nordstrom, Inc. (b)(c)	1,195,286	24,790,232
Ollie's Bargain Outlet Holdings, Inc. (b)(c)	5,730	247,421
		130,078,789
Specialty Retail - 0.7%
Academy Sports & Outdoors, Inc.	73,350	2,374,340
America's Car Mart, Inc. (b)(c)	8,930	858,887
American Eagle Outfitters, Inc. (c)	11,290	237,993
Arcland Sakamoto Co. Ltd.	100,000	1,364,763
AT-Group Co. Ltd.	225,000	5,474,057
Bed Bath & Beyond, Inc. (b)(c)	350,000	5,911,500
Burlington Stores, Inc. (b)	243,400	54,981,626
Dick's Sporting Goods, Inc. (c)	38,820	4,076,100
Dunelm Group PLC	41,387	666,729
Five Below, Inc. (b)	103,500	16,933,635
Foot Locker, Inc.	1,125,000	35,572,500
Hour Glass Ltd.	1,871,200	2,760,493
Industria de Diseno Textil SA	885,100	23,088,520
JD Sports Fashion PLC	4,375,000	8,800,923
Kid ASA (a)	25,000	281,876
Ku Holdings Co. Ltd.	100,000	988,997
Lithia Motors, Inc. Class A (sub. vtg.)	4,920	1,676,834
Lookers PLC (b)	828,728	966,562
Lowe's Companies, Inc.	923,208	204,084,360
Mandarake, Inc.	43,600	221,480
Sally Beauty Holdings, Inc. (b)(c)	1,038,800	17,950,464
Samse SA	4,000	867,578
The Children's Place, Inc. (b)(c)	16,760	1,055,210
The Container Store Group, Inc. (b)(c)	99,830	881,499
The Home Depot, Inc.	193,200	61,018,356
TJX Companies, Inc.	793,200	52,430,520
Tokatsu Holdings Co. Ltd.	18,700	70,106
		505,595,908
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (b)	125,000	8,467,500
Carter's, Inc.	110,310	10,664,771
Crocs, Inc. (b)	31,530	2,640,007
Deckers Outdoor Corp. (b)	9,575	2,763,728
Embry Holdings Ltd.	280,000	36,189
Fossil Group, Inc. (b)	5,221	70,588
G-III Apparel Group Ltd. (b)	300,710	8,341,695
Hagihara Industries, Inc.	25,000	267,473
Kontoor Brands, Inc. (c)	165,900	8,218,686
NIKE, Inc. Class B	200,000	27,310,000
PVH Corp.	778,200	76,177,998
Rocky Brands, Inc.	96,647	3,724,775
Seiren Co. Ltd.	10,000	200,235
Sitoy Group Holdings Ltd.	2,613,000	173,875
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	17,970	826,261
Steven Madden Ltd. (c)	44,940	1,917,140
Tapestry, Inc.	2,296,600	93,930,940
Wolverine World Wide, Inc. (c)	88,500	2,038,155
		247,770,016
TOTAL CONSUMER DISCRETIONARY		2,692,871,565
CONSUMER STAPLES - 2.9%
Beverages - 0.5%
Diageo PLC sponsored ADR	196,505	39,240,083
Keurig Dr. Pepper, Inc.	548,500	21,210,495
Monster Beverage Corp. (b)	700,500	59,122,200
Primo Water Corp.	85,920	1,249,277
The Coca-Cola Co.	3,893,686	242,343,017
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	690,621	1,155,955
		364,321,027
Food & Staples Retailing - 0.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	296,100	11,622,071
Amsterdam Commodities NV	40,700	1,117,809
Belc Co. Ltd.	15,000	716,305
BJ's Wholesale Club Holdings, Inc. (b)	415,490	26,121,856
Costco Wholesale Corp.	18,100	9,398,425
Daiichi Co. Ltd.	10,000	72,022
G-7 Holdings, Inc.	443,600	6,401,360
Grocery Outlet Holding Corp. (b)(c)	66,920	1,861,045
Halows Co. Ltd.	77,768	1,973,203
Kroger Co.	962,700	45,054,360
Natural Grocers by Vitamin Cottage, Inc.	50,000	848,500
Nihon Chouzai Co. Ltd.	13,400	162,015
OM2 Network Co. Ltd.	70,900	668,513
Performance Food Group Co. (b)	929,759	52,103,694
Qol Holdings Co. Ltd.	425,000	4,739,268
Retail Partners Co. Ltd.	154,400	1,725,777
Sapporo Clinical Laboratory	15,000	167,921
Satoh & Co. Ltd.	12,300	148,608
Sprouts Farmers Market LLC (b)	1,500,000	42,720,000
Sysco Corp.	1,663,655	144,904,351
U.S. Foods Holding Corp. (b)	2,785,425	108,882,263
Walgreens Boots Alliance, Inc.	1,109,300	51,127,637
Walmart, Inc.	60,400	8,163,664
YAKUODO Holdings Co. Ltd.	85,000	1,798,112
Yaoko Co. Ltd.	2,000	114,296
		522,613,075
Food Products - 0.4%
Armanino Foods of Distinction	10,000	34,400
Axyz Co. Ltd.	30,000	840,256
Bunge Ltd.	776,300	81,162,165
Darling Ingredients, Inc. (b)	27,480	1,991,750
Delsole Corp.	65,000	314,357
Freshpet, Inc. (b)(c)	189,200	18,017,516
Ingredion, Inc.	99,301	8,811,971
Kaneko Seeds Co. Ltd.	88,900	1,214,048
Lamb Weston Holdings, Inc.	163,950	10,891,199
LDC SA	10,059	1,061,175
Local Bounti Corp. (b)(c)	410,316	2,453,690
Lotte Samkang Co. Ltd.	1,500	392,404
Mondelez International, Inc.	1,649,700	108,022,356
Pickles Corp.	100,000	1,313,443
S Foods, Inc.	200,000	5,749,576
Shinobu Food Products Co. Ltd.	50,000	291,393
Sunjuice Holdings Co. Ltd.	50,000	561,622
SunOpta, Inc. (b)	104,360	556,239
Toyo Sugar Refining Co. Ltd.	39,400	361,905
Tyson Foods, Inc. Class A	574,700	53,251,702
Whole Earth Brands, Inc. Class A (b)(c)	344,720	3,271,393
		300,564,560
Household Products - 0.7%
Central Garden & Pet Co. Class A (non-vtg.) (b)	8,500	374,340
Colgate-Palmolive Co.	3,000	230,850
Procter & Gamble Co.	2,217,300	345,654,897
Reckitt Benckiser Group PLC	551,800	46,724,834
Spectrum Brands Holdings, Inc.	886,463	82,246,037
The Clorox Co.	250,600	36,534,974
Transaction Co. Ltd.	75,000	649,763
		512,415,695
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	337,800	100,100,274
Hengan International Group Co. Ltd.	1,100,000	5,834,592
The Beauty Health Co. (b)(c)	600,000	11,628,000
Unilever PLC sponsored ADR	264,000	13,271,280
		130,834,146
Tobacco - 0.3%
Altria Group, Inc.	3,331,281	170,861,402
KT&G Corp.	40,099	2,665,922
Scandinavian Tobacco Group A/S (a)	8,279	186,694
Swedish Match Co. AB	2,158,500	15,691,742
		189,405,760
TOTAL CONSUMER STAPLES		2,020,154,263
ENERGY - 2.7%
Energy Equipment & Services - 0.1%
Aspen Aerogels, Inc. (b)	40,240	1,191,104
Baker Hughes Co. Class A	120,500	3,540,290
Cactus, Inc. (c)	36,850	1,866,821
Halliburton Co.	799,200	26,797,176
High Arctic Energy Services, Inc.	362,600	492,049
Liberty Oilfield Services, Inc. Class A (b)(c)	520,709	6,498,448
Natural Gas Services Group, Inc. (b)	163,106	2,051,873
Oceaneering International, Inc. (b)	338,515	4,955,860
Schlumberger Ltd.	169,700	6,659,028
U.S. Silica Holdings, Inc. (b)	232,600	3,363,396
Weatherford International PLC (b)	102,400	2,908,160
		60,324,205
Oil, Gas & Consumable Fuels - 2.6%
Africa Oil Corp. (c)	2,233,100	5,109,262
Antero Resources Corp. (b)	556,450	12,759,399
APA Corp.	1,217,500	43,379,525
ARC Resources Ltd.	5,540	68,491
Baytex Energy Corp. (b)	2,463,500	11,253,385
Bonterra Energy Corp. (b)	218,300	1,684,398
Canadian Natural Resources Ltd.	946,900	52,899,400
Cenovus Energy, Inc.:
warrants 1/1/26 (b)	117,180	1,238,826
(Canada)	5,947,254	93,513,824
China Petroleum & Chemical Corp. (H Shares)	1,326,100	659,718
Civitas Resources, Inc.	95,065	4,797,931
CNX Resources Corp. (b)(c)	307,600	5,026,184
CVR Energy, Inc.	93,800	1,631,182
Delek U.S. Holdings, Inc. (b)	369,275	6,362,608
Diamondback Energy, Inc.	416,400	57,504,840
Enterprise Products Partners LP	400,000	9,768,000
EQT Corp.	1,536,700	35,559,238
Exxon Mobil Corp.	9,877,445	774,589,237
Frontline Ltd. (NY Shares) (b)(c)	10,000	94,100
Genesis Energy LP	1,137,400	13,591,930
Harbour Energy PLC (b)	3,180,370	16,841,899
Hess Corp. (d)	1,843,363	186,290,265
Imperial Oil Ltd.	573,600	25,745,250
Iwatani Corp.	30,000	1,419,562
Kosmos Energy Ltd. (b)	8,191,227	39,809,363
Magnolia Oil & Gas Corp. Class A	2,909,560	65,028,666
Marathon Oil Corp.	450,000	10,152,000
MEG Energy Corp. (b)	2,125,825	27,757,321
Motor Oil (HELLAS) Corinth Refineries SA	111,300	1,785,885
Murphy Oil Corp. (c)	574,800	19,928,316
National Energy Services Reunited Corp. (b)	361,020	3,216,688
Oil & Natural Gas Corp. Ltd.	6,592,600	14,024,022
Oil India Ltd.	1,254,137	3,702,436
Ovintiv, Inc.	86,340	3,958,689
Parex Resources, Inc.	1,796,200	39,608,513
PDC Energy, Inc.	73,710	4,755,769
Petronet LNG Ltd.	72,223	205,899
Phillips 66 Co.	521,068	43,894,768
Range Resources Corp. (b)	2,372,190	54,441,761
Sinopec Kantons Holdings Ltd.	5,064,000	1,892,212
Southwestern Energy Co. (b)	6,250,084	31,187,919
Star Petroleum Refining PCL (For. Reg.)	2,366,800	644,865
Total SA sponsored ADR (c)	405,200	20,474,756
Tourmaline Oil Corp.	1,243,600	49,057,199
Unit Corp. warrants 9/3/27 (b)(c)(e)	55,938	65,468
Valero Energy Corp.	209,000	17,453,590
Whiting Petroleum Corp.	220,311	16,269,967
Whiting Petroleum Corp.:
warrants 9/1/24 (b)	1,220	22,387
warrants 9/1/25 (b)	610	9,327
		1,831,136,240
TOTAL ENERGY		1,891,460,445
FINANCIALS - 7.1%
Banks - 3.5%
Arrow Financial Corp.	70,000	2,404,500
Associated Banc-Corp.	2,417,200	58,955,508
Bancorp, Inc., Delaware (b)	32,840	962,212
Bank of America Corp.	12,629,973	558,244,807
Bank OZK	139,560	6,562,111
Bank7 Corp.	10,000	242,500
BankUnited, Inc. (c)	1,127,858	49,851,324
BNP Paribas SA	58,000	3,365,426
Byline Bancorp, Inc.	45,400	1,238,058
Cadence Bank (c)	195,610	6,185,188
Camden National Corp. (c)	10,201	485,058
Chesapeake Financial Shares, Inc.	5,000	149,300
Citizens Financial Group, Inc.	466,012	24,428,349
Citizens Financial Services, Inc.	5,010	313,125
CNB Financial Corp., Pennsylvania	125,000	3,268,750
Comerica, Inc.	96,100	9,176,589
Credit Agricole Atlantique Vendee	7,800	782,556
Cullen/Frost Bankers, Inc. (c)	134,600	18,942,258
Eagle Bancorp, Inc.	65,600	3,930,752
East West Bancorp, Inc.	5,000	437,800
Embassy Bancorp, Inc.	5,000	105,000
Enterprise Bancorp, Inc.	5,000	201,450
Eurobank Ergasias Services and Holdings SA (b)	8,216,400	9,000,506
First Foundation, Inc.	195,810	5,222,253
First Horizon National Corp.	1,165,370	27,362,888
First Northwest Bancorp	131,609	3,008,582
First of Long Island Corp.	49,600	1,079,792
FNB Corp., Pennsylvania	561,930	7,546,720
Great Southern Bancorp, Inc. (c)	70,000	4,299,400
Hanmi Financial Corp.	62,859	1,641,877
Hirogin Holdings, Inc.	65,700	388,034
Independent Bank Corp.	53,820	1,280,916
JPMorgan Chase & Co.	2,118,273	300,371,111
M&T Bank Corp.	615,298	112,125,755
Nicolet Bankshares, Inc. (b)(c)	30,000	2,857,800
Northrim Bancorp, Inc.	5,325	238,507
Ogaki Kyoritsu Bank Ltd.	51,400	910,281
Orrstown Financial Services, Inc.	51,584	1,259,681
PacWest Bancorp (c)	1,666,289	82,348,002
Parke Bancorp, Inc.	7,810	184,238
Piraeus Financial Holdings SA (b)	3,013,900	4,773,273
Plumas Bancorp	145,000	5,743,450
PNC Financial Services Group, Inc.	1,113,303	221,825,623
Professional Holdings Corp. (A Shares) (b)	72,617	1,547,468
Sbanken ASA (a)	149,998	1,537,637
Signature Bank	51,500	17,761,835
Silvergate Capital Corp. (b)	112,800	14,447,424
Societe Generale Series A	417,961	11,818,913
Standard Chartered PLC (United Kingdom)	843,500	6,011,286
SVB Financial Group (b)	32,200	19,513,200
Synovus Financial Corp.	70,800	3,727,620
Texas Capital Bancshares, Inc. (b)	150,000	9,990,000
The Bank of NT Butterfield & Son Ltd. (c)	49,422	1,897,805
The Bank of Princeton	5,000	148,950
The Keiyo Bank Ltd.	148,400	660,904
The San-In Godo Bank Ltd.	142,300	841,682
Truist Financial Corp.	1,113,242	69,265,917
U.S. Bancorp	1,103,440	62,388,498
UniCredit SpA	848,700	10,722,921
Union Bankshares, Inc. (c)	30,712	946,237
United Community Bank, Inc. (c)	211,159	8,163,407
Univest Corp. of Pennsylvania	214,700	6,222,006
Washington Trust Bancorp, Inc.	190,000	10,311,300
Webster Financial Corp.	151,772	9,138,192
Wells Fargo & Co. (d)	12,384,417	660,956,335
West Bancorp., Inc.	25,100	725,390
Western Alliance Bancorp.	24,952	2,339,000
Yamaguchi Financial Group, Inc.	127,800	793,713
		2,475,578,950
Capital Markets - 1.1%
Affiliated Managers Group, Inc.	292,100	40,414,956
Bank of New York Mellon Corp.	1,676,950	89,129,893
BlackRock, Inc. Class A	142,475	105,985,728
Cboe Global Markets, Inc.	65,100	7,635,579
CI Financial Corp.	773,982	12,670,711
CME Group, Inc.	88,500	20,932,905
Cowen Group, Inc. Class A (c)	70,160	2,080,244
Daou Data Corp.	1,000	11,570
Federated Hermes, Inc. (c)	250,000	8,167,500
Focus Financial Partners, Inc. Class A (b)	60,080	3,006,403
Goldman Sachs Group, Inc.	51,824	17,687,013
Hennessy Advisors, Inc. (c)	10,000	101,100
Intercontinental Exchange, Inc.	446,700	57,231,204
Invesco Ltd.	764,300	16,233,732
KKR & Co. LP	624,307	37,533,337
Lazard Ltd. Class A	1,235,915	42,737,941
LPL Financial	49,800	9,011,310
Morgan Stanley	654,943	59,429,528
Northern Trust Corp.	1,098,966	125,172,227
Patria Investments Ltd. (c)	44,689	741,837
Perella Weinberg Partners Class A (c)	129,820	1,426,722
Raymond James Financial, Inc.	204,859	22,462,789
State Street Corp.	981,876	83,783,479
StepStone Group, Inc. Class A	238,299	8,228,464
Van Lanschot NV (Bearer)	5,800	146,738
Virtu Financial, Inc. Class A	208,689	7,320,810
Virtus Investment Partners, Inc.	15,990	3,847,514
		783,131,234
Consumer Finance - 0.5%
Aeon Credit Service (Asia) Co. Ltd.	5,000,000	3,224,733
American Express Co.	153,317	29,826,289
Capital One Financial Corp.	281,335	43,120,215
Discover Financial Services	939,195	115,934,231
FirstCash Holdings, Inc. (c)	419,930	30,251,757
Navient Corp.	531	9,351
OneMain Holdings, Inc.	1,367,085	69,693,993
Shriram Transport Finance Co. Ltd.	210,246	3,129,727
Synchrony Financial	1,122,300	48,011,994
		343,202,290
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
Class A (b)	2	952,410
Class B (b)	1,031,659	331,626,786
BFF Bank SpA (a)	693,800	4,997,632
Cannae Holdings, Inc. (b)	1,156,330	31,047,461
Fuyo General Lease Co. Ltd.	76,200	4,984,334
Jackson Financial, Inc.	1,190,715	48,688,336
WeWork, Inc. (b)(c)	1,415,250	9,057,600
Zenkoku Hosho Co. Ltd.	100,000	4,192,580
		435,547,139
Insurance - 1.1%
AFLAC, Inc.	1,086,300	66,362,067
AIA Group Ltd.	272,600	2,830,636
Arthur J. Gallagher & Co.	165,209	26,134,412
ASR Nederland NV	150,000	6,483,148
Assurant, Inc.	249,230	42,296,823
Axis Capital Holdings Ltd.	51,090	2,790,536
BRP Group, Inc. (b)(c)	787,200	21,860,544
Chubb Ltd.	721,320	146,889,605
Db Insurance Co. Ltd.	540,123	27,810,099
Enstar Group Ltd. (b)	2,220	632,767
Hartford Financial Services Group, Inc.	516,159	35,862,727
Hyundai Fire & Marine Insurance Co. Ltd.	353,364	8,488,368
Investors Title Co.	6,000	1,149,300
Legal & General Group PLC	100,000	369,743
Marsh & McLennan Companies, Inc.	276,900	43,033,029
NN Group NV	150,203	7,208,983
Primerica, Inc.	306,300	39,785,307
Prudential Financial, Inc.	100,000	11,166,000
Prudential PLC (b)	155,200	2,346,387
Qualitas Controladora S.A.B. de CV	49,200	270,154
Reinsurance Group of America, Inc.	151,501	16,795,401
The Travelers Companies, Inc.	1,204,145	206,908,235
Willis Towers Watson PLC	338,800	75,315,240
		792,789,511
Mortgage Real Estate Investment Trusts - 0.1%
New Residential Investment Corp.	5,804,300	60,248,634
Redwood Trust, Inc.	169,040	1,756,326
		62,004,960
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	188,500	1,121,507
Axos Financial, Inc. (b)	55,000	3,010,700
Bridgewater Bancshares, Inc. (b)	94,980	1,598,513
Enact Holdings, Inc. (c)	300,000	6,240,000
Equitable Group, Inc.	50,000	2,987,771
Equitable Group, Inc. rights (b)	5,000	292,465
Essent Group Ltd.	1,189,710	52,561,388
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	35,200	4,354,240
Genworth Mortgage Insurance Ltd.	102,313	222,930
Greene County Bancorp, Inc.	205,000	8,353,750
MGIC Investment Corp.	3,337,305	50,660,290
NMI Holdings, Inc. (b)	274,194	6,344,849
Radian Group, Inc.	805,402	19,249,108
Sangsangin Co. Ltd. (b)	35,000	273,164
Southern Missouri Bancorp, Inc.	35,000	1,875,300
		159,145,975
TOTAL FINANCIALS		5,051,400,059
HEALTH CARE - 6.7%
Biotechnology - 0.9%
89Bio, Inc. (b)	60,500	280,115
AbbVie, Inc.	190,000	28,076,300
ADC Therapeutics SA (b)(c)	263,729	4,404,274
Agios Pharmaceuticals, Inc. (b)(c)	47,820	1,488,637
Alnylam Pharmaceuticals, Inc. (b)	159,200	25,129,720
Arcutis Biotherapeutics, Inc. (b)(c)	175,976	3,132,373
Arena Pharmaceuticals, Inc. (b)	55,740	5,293,628
Argenx SE ADR (b)	143,050	41,156,916
Ascendis Pharma A/S sponsored ADR (b)	132,513	14,893,136
Atara Biotherapeutics, Inc. (b)	300,000	3,855,000
Aurinia Pharmaceuticals, Inc. (b)(c)	114,230	1,405,029
Avid Bioservices, Inc. (b)(c)	456,360	9,346,253
Beam Therapeutics, Inc. (b)(c)	52,000	4,074,200
BioAtla, Inc. (b)(c)	1,670	10,822
BioCryst Pharmaceuticals, Inc. (b)(c)	1,737,540	28,860,539
Blueprint Medicines Corp. (b)	521,718	31,590,025
Cell Biotech Co. Ltd.	75,959	1,047,720
Celldex Therapeutics, Inc. (b)	509,127	15,222,897
Century Therapeutics, Inc. (c)	166,890	2,353,149
Cerevel Therapeutics Holdings (b)(c)	40,440	1,070,447
Connect Biopharma Holdings Ltd. ADR (b)(c)	2,900	11,368
Crinetics Pharmaceuticals, Inc. (b)(c)	153,900	3,081,078
Cytokinetics, Inc. (b)(c)	304,890	10,768,715
Erasca, Inc. (c)	545,650	6,766,060
Essex Bio-Technology Ltd.	700,000	423,694
Exelixis, Inc. (b)	200,000	4,106,000
Forma Therapeutics Holdings, Inc. (b)(c)	11,980	118,123
Fusion Pharmaceuticals, Inc. (b)(c)	450	3,389
Generation Bio Co. (b)(c)	740	3,789
Gilead Sciences, Inc.	325,000	19,630,000
Global Blood Therapeutics, Inc. (b)(c)	163,580	4,940,116
Graphite Bio, Inc.	6,290	57,868
Imago BioSciences, Inc. (c)	125,000	2,943,750
ImmunoGen, Inc. (b)(c)	4,423,850	24,950,514
Innovent Biologics, Inc. (a)(b)	1,500,000	6,708,597
Insmed, Inc. (b)(c)	221,600	5,296,240
Instil Bio, Inc. (b)(c)	334,790	3,592,297
Intercept Pharmaceuticals, Inc. (b)(c)	367,582	5,241,719
Iovance Biotherapeutics, Inc. (b)	60,780	952,423
Kalvista Pharmaceuticals, Inc. (b)	72,189	1,158,633
Kinnate Biopharma, Inc. (b)(c)	1,670	12,993
Macrogenics, Inc. (b)(c)	61,680	576,708
Mirati Therapeutics, Inc. (b)	85,870	7,581,462
Natera, Inc. (b)	533,750	35,094,063
ORIC Pharmaceuticals, Inc. (b)(c)	1,320	10,243
Poseida Therapeutics, Inc. (b)(c)	2,900	10,585
Prelude Therapeutics, Inc. (b)(c)	135,430	1,195,847
PTC Therapeutics, Inc. (b)(c)	346,530	12,170,134
RAPT Therapeutics, Inc. (b)(c)	923,120	18,462,400
Regeneron Pharmaceuticals, Inc. (b)	226,000	139,749,360
Relay Therapeutics, Inc. (b)(c)	262,620	6,331,768
Repare Therapeutics, Inc. (b)(c)	670	10,767
Revolution Medicines, Inc. (b)(c)	48,310	914,025
Sarepta Therapeutics, Inc. (b)	100,000	7,661,000
Scholar Rock Holding Corp. (b)(c)	190	3,306
Shattuck Labs, Inc. (b)(c)	154,080	770,400
Stoke Therapeutics, Inc. (b)(c)	128,970	2,514,915
TG Therapeutics, Inc. (b)(c)	530,693	5,237,940
United Therapeutics Corp. (b)	75,000	12,465,000
Vaxcyte, Inc. (b)(c)	102,400	2,372,608
Vertex Pharmaceuticals, Inc. (b)	281,500	64,750,630
Verve Therapeutics, Inc.	106,600	3,480,490
Xencor, Inc. (b)	200,000	6,262,000
Zentalis Pharmaceuticals, Inc. (b)(c)	181,380	9,049,048
		660,133,245
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	50,100	6,043,062
Axonics Modulation Technologies, Inc. (b)(c)	826,930	46,936,547
Becton, Dickinson & Co.	69,725	18,914,998
Boston Scientific Corp. (b)	4,234,109	187,020,595
Butterfly Network, Inc. Class A (b)(c)	546,639	2,815,191
Cutera, Inc. (b)	8,600	329,896
DexCom, Inc. (b)	14,000	5,794,740
Envista Holdings Corp. (b)	507,140	24,342,720
Heska Corp. (b)	9,230	1,310,660
Hologic, Inc. (b)	175,000	12,454,750
InBody Co. Ltd.	215,000	4,441,702
Inogen, Inc. (b)(c)	28,080	979,711
Insulet Corp. (b)	159,686	42,267,287
Intuitive Surgical, Inc. (b)	21,800	6,329,194
iRhythm Technologies, Inc. (b)	1,909	246,776
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.) (c)	276,100	9,406,727
Masimo Corp. (b)	37,000	5,825,650
Meridian Bioscience, Inc. (b)	30,000	759,000
Penumbra, Inc. (b)	199,902	44,326,269
ResMed, Inc.	85,000	20,973,750
Tandem Diabetes Care, Inc. (b)(c)	464,310	52,295,235
Value Added Technology Co. Ltd.	150,000	4,598,224
Vieworks Co. Ltd.	375,000	12,072,722
ViewRay, Inc. (b)(c)	2,003,812	8,335,858
		518,821,264
Health Care Providers & Services - 2.9%
1Life Healthcare, Inc. (b)	360,000	3,891,600
Acadia Healthcare Co., Inc. (b)(c)	30,900	1,752,339
AdaptHealth Corp. (b)	114,950	2,003,579
Addus HomeCare Corp. (b)(c)	24,600	2,091,984
agilon health, Inc. (b)(c)	720,000	14,558,400
Alignment Healthcare, Inc. (b)(c)	500,352	4,222,971
AMN Healthcare Services, Inc. (b)	36,890	3,915,505
Anthem, Inc.	386,400	174,594,840
Cano Health, Inc. (b)	1,000,000	4,870,000
Cardinal Health, Inc.	654,427	35,345,602
Centene Corp. (b)	2,777,200	229,452,264
Cigna Corp.	1,441,855	342,844,282
Covetrus, Inc. (b)	139,200	2,466,624
CVS Health Corp.	1,175,038	121,792,689
Guardant Health, Inc. (b)	179,600	11,902,092
Hanger, Inc. (b)	73,950	1,339,974
HCA Holdings, Inc.	40,000	10,012,400
Humana, Inc.	369,900	160,654,968
Laboratory Corp. of America Holdings (b)	50,000	13,563,000
LHC Group, Inc. (b)	39,680	5,403,226
LifeStance Health Group, Inc. (c)	560,000	5,280,800
McKesson Corp.	299,074	82,233,387
MEDNAX, Inc. (b)	1,249,813	29,333,111
Modivcare, Inc. (b)	10,870	1,282,660
Oak Street Health, Inc. (b)(c)	780,000	13,657,800
Option Care Health, Inc. (b)	245,490	6,309,093
Owens & Minor, Inc. (c)	818,910	36,154,877
Progyny, Inc. (b)(c)	745,710	29,351,146
Quest Diagnostics, Inc.	3,700	485,699
R1 RCM, Inc. (b)(c)	355,640	9,669,852
RadNet, Inc. (b)(c)	85,680	2,113,726
Sinopharm Group Co. Ltd. (H Shares)	4,000,000	9,663,962
Surgery Partners, Inc. (b)(c)	340,935	17,820,672
Tenet Healthcare Corp. (b)	449,221	38,628,514
Tokai Corp.	150,000	2,454,225
UnitedHealth Group, Inc.	1,104,430	525,565,104
Universal Health Services, Inc. Class B	409,200	58,896,156
		2,015,579,123
Health Care Technology - 0.1%
Change Healthcare, Inc. (b)	420,000	8,996,400
Doximity, Inc.	100,000	6,135,000
Evolent Health, Inc. (b)	44,010	1,172,867
GPI SpA	10,000	151,551
Health Catalyst, Inc. (b)(c)	14,140	383,477
Inspire Medical Systems, Inc. (b)(c)	3,040	741,942
Omnicell, Inc. (b)(c)	28,770	3,719,386
Phreesia, Inc. (b)	988,680	30,441,457
		51,742,080
Life Sciences Tools & Services - 0.6%
Avantor, Inc. (b)	1,871,300	64,915,397
Bio-Rad Laboratories, Inc. Class A (b)	22,800	14,271,888
Bruker Corp.	882,990	62,136,006
Charles River Laboratories International, Inc. (b)	72,000	20,963,520
Danaher Corp.	394,000	108,117,540
Lonza Group AG	28,000	19,373,265
Maravai LifeSciences Holdings, Inc. (b)	280,000	10,939,600
Sartorius Stedim Biotech	39,070	14,982,203
Seer, Inc. (b)	80	1,226
Syneos Health, Inc. (b)	65,690	5,202,648
Thermo Fisher Scientific, Inc.	152,000	82,688,000
West Pharmaceutical Services, Inc.	60,000	23,224,800
		426,816,093
Pharmaceuticals - 1.5%
Antares Pharma, Inc. (b)	303,220	1,061,270
Arvinas Holding Co. LLC (b)	815,470	52,850,611
AstraZeneca PLC:
(United Kingdom)	200,000	24,309,271
sponsored ADR	1,316,220	80,131,474
Bayer AG	1,070,508	61,835,745
Bristol-Myers Squibb Co.	4,671,561	320,796,094
Dai Han Pharmaceutical Co. Ltd.	25,000	600,416
Daito Pharmaceutical Co. Ltd.	90,600	2,372,078
Dawnrays Pharmaceutical Holdings Ltd.	8,622,000	1,478,448
Eli Lilly & Co.	419,800	104,929,010
Faes Farma SA	105,263	402,669
Fuji Pharma Co. Ltd.	5,000	44,144
Genomma Lab Internacional SA de CV	1,000,000	912,065
GlaxoSmithKline PLC sponsored ADR	1,932,059	80,875,990
Humedix Co. Ltd.	10,000	185,731
Huons Co. Ltd.	11,000	428,486
Jazz Pharmaceuticals PLC (b)	125,000	17,177,500
Johnson & Johnson	502,689	82,727,529
Nektar Therapeutics (b)(c)	347,120	3,554,509
Nippon Chemiphar Co. Ltd.	42,383	788,564
Pliant Therapeutics, Inc. (b)(c)	58,900	528,333
Roche Holding AG (participation certificate)	306,516	116,087,916
Royalty Pharma PLC	800,000	31,408,000
Sanofi SA sponsored ADR	1,550,950	81,347,328
UCB SA	76,000	8,294,401
Viatris, Inc.	63,300	696,933
		1,075,824,515
TOTAL HEALTH CARE		4,748,916,320
INDUSTRIALS - 5.2%
Aerospace & Defense - 0.9%
Airbus Group NV	656,198	83,782,785
Cadre Holding, Inc.	56,367	1,241,201
General Dynamics Corp.	78,927	18,504,435
HEICO Corp. Class A	417,046	51,263,294
Huntington Ingalls Industries, Inc.	82,031	16,767,136
Kratos Defense & Security Solutions, Inc. (b)	90,540	1,894,097
L3Harris Technologies, Inc.	242,200	61,109,482
Lockheed Martin Corp.	122,000	52,923,600
Magellan Aerospace Corp.	50,000	398,422
Mercury Systems, Inc. (b)	33,490	2,016,768
MTU Aero Engines AG	30,800	7,373,097
Northrop Grumman Corp.	249,300	110,225,502
Raytheon Technologies Corp.	79,568	8,171,634
Rolls-Royce Holdings PLC (b)	5,365,200	7,401,090
Safran SA	49,400	6,281,071
The Boeing Co. (b)	999,097	205,154,578
Triumph Group, Inc. (b)	147,300	3,688,392
Vectrus, Inc. (b)	170,420	7,812,053
		646,008,637
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (b)	920,500	29,004,955
Deutsche Post AG	649,700	32,655,366
FedEx Corp.	152,083	33,803,488
Onelogix Group Ltd. (b)	574,686	105,201
Sinotrans Ltd. (H Shares)	1,000,000	312,236
United Parcel Service, Inc. Class B	604,060	127,106,305
		222,987,551
Airlines - 0.1%
Copa Holdings SA Class A (b)(c)	17,300	1,467,732
Delta Air Lines, Inc. (b)	651,000	25,987,920
Hawaiian Holdings, Inc. (b)(c)	50,000	959,000
JetBlue Airways Corp. (b)	2,471,200	37,735,224
Ryanair Holdings PLC sponsored ADR (b)	49,500	4,935,645
SkyWest, Inc. (b)	26,450	743,510
Spirit Airlines, Inc. (b)	35,680	894,854
Sun Country Airlines Holdings, Inc. (b)(c)	52,780	1,427,699
		74,151,584
Building Products - 0.5%
Builders FirstSource, Inc. (b)	721,140	53,667,239
Carlisle Companies, Inc.	258,220	61,301,428
Fortune Brands Home & Security, Inc.	1,278,229	111,078,100
Johnson Controls International PLC	139,493	9,061,465
KVK Corp.	10,000	179,011
Nihon Dengi Co. Ltd.	171,800	5,865,394
Nihon Flush Co. Ltd.	350,078	3,118,165
Trane Technologies PLC	602,300	92,712,039
UFP Industries, Inc.	13,880	1,190,210
		338,173,051
Commercial Services & Supplies - 0.0%
ACV Auctions, Inc. Class A (b)(c)	799,600	10,546,724
Casella Waste Systems, Inc. Class A (b)	31,180	2,350,972
CTS Co. Ltd.	5,000	36,315
Millerknoll, Inc. (c)	36,860	1,433,117
The Brink's Co. (c)	131,200	9,191,872
The GEO Group, Inc.	161,030	959,739
		24,518,739
Construction & Engineering - 0.1%
API Group Corp. (b)(c)	27,340	589,724
Boustead Projs. Pte Ltd.	2,180,500	1,544,058
Br Holding Corp.	50,000	147,001
Dai-Ichi Cutter Kogyo KK	25,000	288,784
Dycom Industries, Inc. (b)	45,310	3,944,689
IES Holdings, Inc. (b)	2,320	97,533
Kawasaki Setsubi Kogyo Co. Ltd.	35,000	132,432
Meisei Industrial Co. Ltd.	700,000	4,481,364
Primoris Services Corp.	325,000	8,570,250
Raiznext Corp.	550,800	5,452,185
Seikitokyu Kogyo Co. Ltd.	200,000	1,423,042
Shinnihon Corp.	25,000	162,658
Totetsu Kogyo Co. Ltd.	350,000	7,638,412
Watanabe Sato Co. Ltd.	20,000	550,602
Willscot Mobile Mini Holdings (b)	1,385,500	49,226,815
		84,249,549
Electrical Equipment - 0.5%
Acuity Brands, Inc.	148,252	27,036,717
Aichi Electric Co. Ltd.	231,450	5,725,602
AMETEK, Inc.	826,800	107,310,372
AQ Group AB	1,000	28,107
Array Technologies, Inc. (b)(c)	150,400	1,690,496
Atkore, Inc. (b)	151,430	15,401,945
BizLink Holding, Inc.	50,000	541,582
Emerson Electric Co.	699,300	64,978,956
GrafTech International Ltd. (c)	802,000	8,084,160
Hubbell, Inc. Class B	78,060	13,914,195
Iwabuchi Corp.	8,500	374,114
Regal Rexnord Corp.	291,500	46,742,025
Shoals Technologies Group, Inc. (b)(c)	70,080	1,107,965
Terasaki Electric Co. Ltd.	33,600	293,432
Vertiv Holdings Co. (c)	1,430,424	18,624,120
Vertiv Holdings LLC (b)(f)	600,000	7,812,000
		319,665,788
Industrial Conglomerates - 0.9%
3M Co.	90,403	13,438,406
General Electric Co.	4,916,545	469,579,213
Reunert Ltd. (c)	56,900	175,079
Roper Technologies, Inc.	223,100	99,997,882
Siemens AG	435,400	61,340,219
		644,530,799
Machinery - 1.1%
AGCO Corp.	402,400	48,352,384
Caterpillar, Inc.	510,300	95,722,074
Chart Industries, Inc. (b)(c)	245,580	35,461,752
Clean & Science Co. Ltd.	5,000	83,307
Colfax Corp. (b)	1,077,100	43,310,191
Columbus McKinnon Corp. (NY Shares) (c)	125,300	5,718,692
Crane Co.	107,980	10,914,618
Cummins, Inc.	28,942	5,907,641
Danieli & C. Officine Meccaniche SpA (c)	25,000	578,630
Ebara Jitsugyo Co. Ltd.	50,000	969,860
Epiroc AB (A Shares)	27,600	518,622
Estic Corp.	59,600	596,181
Federal Signal Corp.	42,710	1,542,258
Flowserve Corp.	1,545,131	46,925,628
Fortive Corp.	1,398,724	90,567,379
Fukushima Industries Corp.	10,000	342,713
Haitian International Holdings Ltd.	900,000	2,401,275
Hy-Lok Corp.	14,316	207,666
IDEX Corp.	198,127	38,020,571
ITT, Inc.	1,142,370	100,380,052
John Bean Technologies Corp. (c)	14,270	1,617,790
Kito Corp.	10,000	146,653
Koike Sanso Kogyo Co. Ltd.	2,200	39,153
Mitsui Engineering & Shipbuilding Co. (b)	1,027,800	3,057,518
Nakanishi Manufacturing Co. Ltd.	30,000	340,538
Nansin Co. Ltd.	32,900	147,380
Oshkosh Corp.	694,500	77,117,280
Otis Worldwide Corp.	280,854	21,999,294
PACCAR, Inc.	39,000	3,580,590
Pentair PLC	736,700	42,662,297
Sakura Rubber Co. Ltd.	12,000	310,738
Semperit AG Holding	25,000	786,763
Shinwa Co. Ltd.	50,000	832,862
Stanley Black & Decker, Inc.	328,032	53,370,806
Takamatsu Machinery Co. Ltd.	25,000	152,003
The Hanshin Diesel Works Ltd.	4,500	58,440
Trinity Industrial Corp.	10,000	69,151
Westinghouse Air Brake Tech Co.	155,314	14,416,245
Yamada Corp.	25,000	565,824
		749,792,819
Marine - 0.0%
Genco Shipping & Trading Ltd.	351,000	6,767,280
Japan Transcity Corp.	280,300	1,470,194
		8,237,474
Professional Services - 0.2%
ABIST Co. Ltd.	57,385	1,474,495
Alight, Inc. Class A (b)	242,500	2,531,700
Altech Corp.	125,000	2,102,814
Artner Co. Ltd.	10,000	78,894
ASGN, Inc. (b)(c)	163,500	18,114,165
Bertrandt AG	23,904	1,292,782
CACI International, Inc. Class A (b)	54,312	15,195,954
Career Design Center Co. Ltd.	152,800	1,687,957
CBIZ, Inc. (b)(c)	13,940	542,405
CRA International, Inc.	110,030	9,773,965
Creek & River Co. Ltd.	45,000	679,903
Dun & Bradstreet Holdings, Inc. (b)	531,300	9,860,928
Equifax, Inc.	86,600	18,908,244
Gakujo Co. Ltd.	268,800	2,469,037
ICF International, Inc.	55,170	4,889,165
Insperity, Inc. (c)	46,050	4,142,198
KBR, Inc. (c)	162,700	8,076,428
Kforce, Inc.	109,165	8,207,025
Mastech Digital, Inc. (b)	30,000	550,800
Otonomo Technologies Ltd. (b)	26,969	38,835
Quick Co. Ltd.	325,900	4,476,111
SaraminHR Co. Ltd.	30,038	989,891
SHL-JAPAN Ltd.	51,600	1,308,795
TriNet Group, Inc. (b)(c)	32,120	2,804,397
Upwork, Inc. (b)	15,240	385,267
WDB Holdings Co. Ltd.	60,000	1,357,457
Will Group, Inc.	250,000	2,803,027
World Holdings Co. Ltd.	150,000	2,810,421
		127,553,060
Road & Rail - 0.4%
Autohellas SA	51,600	587,436
CSX Corp.	3,297,100	111,804,661
Daqin Railway Co. Ltd. (A Shares)	2,952,141	3,186,445
Hertz Global Holdings, Inc.	27,780	564,490
Knight-Swift Transportation Holdings, Inc. Class A	756,985	41,240,543
Landstar System, Inc.	201,620	31,132,144
Meitetsu Transport Co. Ltd.	32,200	978,898
NANSO Transport Co. Ltd.	90,000	859,566
Nikkon Holdings Co. Ltd.	150,000	2,857,391
Old Dominion Freight Lines, Inc.	222,400	69,840,272
Patriot Transportation Holding, Inc.	10,000	84,900
Sakai Moving Service Co. Ltd.	10,000	384,900
SENKO Co. Ltd.	5,000	40,926
Stef SA	97,390	10,441,757
Tohbu Network Co. Ltd.	42,500	326,425
Uber Technologies, Inc. (b)	874,500	31,508,235
Universal Logistics Holdings, Inc.	500	9,565
		305,848,554
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	828,200	34,585,632
Alconix Corp.	2,500	30,488
Applied Industrial Technologies, Inc.	54,580	5,518,038
Beacon Roofing Supply, Inc. (b)(c)	151,200	9,025,128
Beijer Ref AB (B Shares)	86,700	1,306,249
Canox Corp.	81,539	909,259
Daiichi Jitsugyo Co. Ltd.	5,900	224,781
Green Cross Co. Ltd.	81,100	648,998
Itochu Corp.	922,500	30,034,511
Kamei Corp.	300,000	2,742,574
Mitani Shoji Co. Ltd.	226,400	3,779,077
Mitsubishi Corp.	400,000	13,468,447
Narasaki Sangyo Co. Ltd.	25,000	441,439
Nishikawa Keisoku Co. Ltd.	15,000	624,973
Rasa Corp. (b)	25,000	220,284
Rush Enterprises, Inc. Class A	45,743	2,375,891
Shinsho Corp.	274,300	9,340,969
Totech Corp.	50,000	1,046,405
Triton International Ltd.	5,000	328,400
Univar, Inc. (b)	454,760	13,965,680
		130,617,223
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	200,400	1,220,197
Meiko Transportation Co. Ltd.	25,000	250,076
Qingdao Port International Co. Ltd. (H Shares) (a)	4,884,814	2,625,370
		4,095,643
TOTAL INDUSTRIALS		3,680,430,471
INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 0.2%
Cisco Systems, Inc.	1,867,400	104,144,898
Lumentum Holdings, Inc. (b)	32,420	3,205,041
		107,349,939
Electronic Equipment & Components - 0.4%
Advanced Energy Industries, Inc.	41,500	3,562,775
Ai Holdings Corp.	5,000	75,110
Amphenol Corp. Class A	413,000	31,392,130
Avnet, Inc.	876,100	36,857,527
Cognex Corp.	403,000	27,226,680
Daido Signal Co. Ltd.	155,000	815,683
Daiwabo Holdings Co. Ltd.	250,000	3,835,950
Elematec Corp.	177,000	1,644,292
Flex Ltd. (b)	96,440	1,590,296
FLEXium Interconnect, Inc.	101,316	345,967
Hagiwara Electric Holdings Co. Ltd.	60,080	1,139,255
Hon Hai Precision Industry Co. Ltd. (Foxconn)	400,000	1,486,301
II-VI, Inc. (b)(c)	113,030	7,851,064
Insight Enterprises, Inc. (b)(c)	65,887	6,852,248
Jabil, Inc.	422,523	24,426,055
Kingboard Chemical Holdings Ltd.	1,000,000	4,664,346
Kitron ASA	250,000	591,453
Makus, Inc. (g)	1,300,684	9,135,386
Methode Electronics, Inc. Class A (c)	210,000	9,584,400
Mirion Technologies, Inc. (f)	1,430,613	12,217,435
New Cosmos Electric Co. Ltd.	20,000	362,371
Redington (India) Ltd.	1,034,288	2,098,829
Riken Kieki Co. Ltd.	100,000	4,188,231
ScanSource, Inc. (b)(c)	119,631	3,777,947
TD SYNNEX Corp.	42,300	4,307,409
TE Connectivity Ltd.	565,700	80,572,651
Thinking Electronic Industries Co. Ltd.	700,000	3,521,003
TTM Technologies, Inc. (b)	289,870	3,643,666
Vontier Corp.	150,000	3,645,000
		291,411,460
IT Services - 1.6%
Affirm Holdings, Inc. (b)(c)	174,000	7,280,160
Alliance Data Systems Corp.	27	1,821
Amadeus IT Holding SA Class A (b)	234,000	15,438,532
Amdocs Ltd.	811,110	63,834,357
Asahi Intelligence Service Co.	35,000	372,940
Avant Corp.	300,000	2,828,687
Block, Inc. Class A (b)	328,200	41,845,500
Capgemini SA	276,800	57,942,439
CDS Co. Ltd.	10,000	138,129
Cielo SA	625,000	311,790
Cognizant Technology Solutions Corp. Class A	1,508,700	129,944,331
Concentrix Corp.	90,780	18,146,014
CSE Global Ltd.	1,349,925	482,934
Cyxtera Technologies, Inc. Class A (b)(c)	326,830	3,977,521
Data Applications Co. Ltd.	20,000	279,389
Dlocal Ltd.	437,341	14,279,184
DTS Corp.	259,400	6,191,394
DXC Technology Co. (b)	63,900	2,174,517
E-Credible Co. Ltd.	127,100	1,950,240
E-Guardian, Inc.	10,000	225,373
Edenred SA	431,059	19,615,301
Enea Data AB (b)	67,600	1,333,756
EPAM Systems, Inc. (b)	51,900	10,782,225
ExlService Holdings, Inc. (b)(c)	37,410	4,518,754
Fidelity National Information Services, Inc.	324,457	30,898,040
Fiserv, Inc. (b)	139,700	13,644,499
Future Corp.	70,000	857,304
Gartner, Inc. (b)	67,800	19,012,476
Genpact Ltd.	316,218	13,230,561
Global Payments, Inc.	34,400	4,588,272
GoDaddy, Inc. (b)	521,900	43,531,679
IBM Corp.	58,082	7,115,626
IFIS Japan Ltd.	30,000	169,617
Information Planning Co.	5,000	124,168
Kgmobilians Co. Ltd.	5,000	35,580
Korea Information & Communication Co. Ltd. (b)	250,407	1,847,293
MasterCard, Inc. Class A	139,786	50,437,585
Maximus, Inc.	531,310	41,899,107
MongoDB, Inc. Class A (b)	159,800	61,042,002
Nice Information & Telecom, Inc.	6,500	155,459
PayPal Holdings, Inc. (b)	161,300	18,054,309
Perficient, Inc. (b)	3,990	406,581
Sabre Corp. (b)(c)	1,501,700	16,413,581
Snowflake Computing, Inc. (b)	67,600	17,958,616
Softcreate Co. Ltd.	5,000	197,016
Sysage Technology Co. Ltd.	50,000	69,682
TDC Soft, Inc.	250,000	2,413,778
Techmatrix Corp.	1,000	15,544
Twilio, Inc. Class A (b)	216,100	37,774,280
Unisys Corp. (b)	684,202	14,621,397
Verra Mobility Corp. (b)(c)	386,780	6,497,904
Visa, Inc. Class A	1,334,674	288,449,745
WEX, Inc. (b)	235,700	39,717,807
Wix.com Ltd. (b)	129,600	11,868,768
WNS Holdings Ltd. sponsored ADR (b)	42,570	3,517,559
Worldline SA (a)(b)	80,500	4,104,955
		1,154,566,078
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	65,426	10,487,134
Applied Materials, Inc.	171,918	23,071,396
ASML Holding NV (Netherlands)	36,600	24,486,282
Cirrus Logic, Inc. (b)	238,300	20,701,121
Intel Corp.	665,922	31,764,479
Lam Research Corp.	117,800	66,127,030
MACOM Technology Solutions Holdings, Inc. (b)	40,690	2,445,469
Marvell Technology, Inc.	706,011	48,241,732
MediaTek, Inc.	482,000	19,052,755
Microchip Technology, Inc.	605,400	42,577,782
Micron Technology, Inc.	917,450	81,524,607
MKS Instruments, Inc.	32,400	4,879,440
Nova Ltd. (b)(c)	14,120	1,479,494
NVIDIA Corp.	993,936	242,371,294
NXP Semiconductors NV	393,742	74,858,229
Qualcomm, Inc.	794,175	136,590,158
Renesas Electronics Corp. (b)	2,758,100	32,492,361
Semtech Corp. (b)	91,317	6,335,573
Silergy Corp.	83,000	11,063,397
SiTime Corp. (b)(c)	7,430	1,501,900
Sitronix Technology Corp.	100,000	1,059,814
SMART Global Holdings, Inc. (b)(c)	59,920	1,644,804
SolarEdge Technologies, Inc. (b)	197,600	63,117,392
Synaptics, Inc. (b)	7,180	1,640,127
Systems Technology, Inc.	100,000	1,450,476
Taiwan Semiconductor Manufacturing Co. Ltd.	2,630,000	56,561,996
Topco Scientific Co. Ltd.	953,000	5,904,911
		1,013,431,153
Software - 3.4%
Adobe, Inc. (b)	263,200	123,093,376
Altair Engineering, Inc. Class A (b)(c)	10,360	688,111
Anaplan, Inc. (b)	1,356,400	64,252,668
Asiainfo Technologies Ltd. (a)	400,000	749,367
Autodesk, Inc. (b)	230,667	50,799,793
Blackbaud, Inc. (b)	527,333	32,953,039
CCC Intelligent Solutions Holdings, Inc. (f)	134,385	1,459,421
Ceridian HCM Holding, Inc. (b)	494,300	36,039,413
Check Point Software Technologies Ltd. (b)	10,000	1,448,800
Coupa Software, Inc. (b)	193,300	23,391,233
Cresco Ltd.	450,800	7,183,626
Cvent Holding Corp. (f)	267,744	2,155,339
DocuSign, Inc. (b)	44,200	5,234,606
DoubleVerify Holdings, Inc. (b)(c)	101,700	2,812,005
Dynatrace, Inc. (b)	212,702	9,448,223
Elastic NV (b)(c)	594,386	51,503,547
Encourage Technologies Co. Ltd.	25,000	114,383
Envestnet, Inc. (b)	100	7,482
Five9, Inc. (b)	219,100	24,101,000
HubSpot, Inc. (b)	75,600	39,690,000
Intuit, Inc.	142,400	67,550,288
LivePerson, Inc. (b)(c)	104,110	2,111,351
Microsoft Corp.	4,313,302	1,288,771,505
Model N, Inc. (b)(c)	8,290	203,851
NCR Corp. (b)	33,350	1,351,342
New Relic, Inc. (b)	76,580	5,072,659
NortonLifeLock, Inc.	3,700,600	107,243,388
Open Text Corp.	654,400	28,466,400
Ping Identity Holding Corp. (b)	17,320	364,413
PTC, Inc. (b)	482,243	53,664,001
Qualys, Inc. (b)	22,300	2,794,413
Rapid7, Inc. (b)(c)	66,780	6,909,059
Rimini Street, Inc. (b)(c)	104,277	472,375
SailPoint Technologies Holding, Inc. (b)	125,010	5,171,664
Salesforce.com, Inc. (b)	491,470	103,469,179
SAP SE sponsored ADR	468,655	52,761,180
Scala, Inc.	25,000	155,265
Sinosoft Tech Group Ltd.	23,000,000	2,119,110
Synopsys, Inc. (b)	88,831	27,749,916
System Information Co. Ltd.	75,000	681,077
System Research Co. Ltd.	186,400	2,958,988
Telos Corp. (b)(c)	276,450	3,157,059
Tenable Holdings, Inc. (b)	1,081,588	59,876,712
Toho System Science Co. Ltd.	12,100	97,461
Varonis Systems, Inc. (b)(c)	97,330	4,243,588
VMware, Inc. Class A (b)	220,313	25,847,121
Workday, Inc. Class A (b)	125,323	28,705,233
Workiva, Inc. (b)	177,700	18,711,810
Yext, Inc. (b)	330,847	2,454,885
Zendesk, Inc. (b)	425,800	49,678,086
Zuora, Inc. (b)	276,470	4,196,815
		2,434,135,626
Technology Hardware, Storage & Peripherals - 1.5%
ABKO Co. Ltd. (b)	1,000	13,301
Apple, Inc.	5,699,757	941,143,876
Avid Technology, Inc. (b)	36,910	1,161,189
Dell Technologies, Inc.	500,000	25,480,000
Elecom Co. Ltd.	115,000	1,573,479
MCJ Co. Ltd.	1,607,700	14,054,177
Pure Storage, Inc. Class A (b)	79,310	2,057,301
Samsung Electronics Co. Ltd.	101,720	6,129,613
Seagate Technology Holdings PLC	117,400	12,110,984
TSC Auto ID Technology Corp.	193,000	1,390,386
Western Digital Corp. (b)	336,000	17,115,840
		1,022,230,146
TOTAL INFORMATION TECHNOLOGY		6,023,124,402
MATERIALS - 1.6%
Chemicals - 0.7%
Ashland Global Holdings, Inc. (c)	40,590	3,745,645
Axalta Coating Systems Ltd. (b)	354,000	9,572,160
C. Uyemura & Co. Ltd.	150,000	7,658,853
CF Industries Holdings, Inc.	821,728	66,716,096
Ciner Resources LP	25,000	507,750
DuPont de Nemours, Inc.	1,611,975	124,718,506
EcoGreen International Group Ltd.	300,000	74,092
Element Solutions, Inc.	1,663,840	40,897,187
Huntsman Corp.	221,600	8,961,504
International Flavors & Fragrances, Inc.	313,521	41,698,293
Isamu Paint Co. Ltd.	5,000	146,131
K+S AG	200,000	5,130,438
KPX Holdings Corp.	7,154	360,860
Linde PLC	267,000	78,295,080
LyondellBasell Industries NV Class A	275,000	26,738,250
Olin Corp.	1,027,700	52,936,827
Quaker Houghton (c)	8,810	1,635,224
Scientex Bhd	1,771,200	1,868,862
Scientex Bhd warrants 1/14/26 (b)	118,080	32,343
SK Kaken Co. Ltd.	5,000	1,652,677
Toho Acetylene Co. Ltd.	125,000	1,285,174
Tokuyama Corp.	14,280	219,731
Tronox Holdings PLC	194,200	3,942,260
Valvoline, Inc.	435,700	14,086,181
Yip's Chemical Holdings Ltd.	260,000	134,748
		493,014,872
Construction Materials - 0.2%
Eagle Materials, Inc.	54,920	7,514,704
Kunimine Industries Co. Ltd.	5,000	43,709
Summit Materials, Inc. (b)	2,229,310	69,599,058
Vertex Corp.	20,000	515,809
Vicat SA	2,000	73,184
Vulcan Materials Co.	224,900	40,808,105
		118,554,569
Containers & Packaging - 0.0%
Crown Holdings, Inc.	232,530	28,524,455
O-I Glass, Inc. (b)(c)	186,960	2,389,349
Silgan Holdings, Inc.	30,000	1,256,400
Vidrala SA	5,250	404,508
		32,574,712
Metals & Mining - 0.6%
Arconic Corp. (b)	106,910	3,282,137
Chubu Steel Plate Co. Ltd.	169,800	1,245,087
CI Resources Ltd.	136,202	110,794
CK-SAN-ETSU Co. Ltd.	55,000	1,920,802
Commercial Metals Co.	1,210,000	46,645,500
Daiki Aluminum Industry Co. Ltd.	10,000	151,350
First Quantum Minerals Ltd.	1,335,700	39,169,995
Freeport-McMoRan, Inc.	4,450,112	208,932,758
Fresnillo PLC	10,000	95,394
Glencore Xstrata PLC	3,406,500	20,030,250
Labrador Iron Ore Royalty Corp.	4,700	173,613
Lundin Mining Corp.	6,235,600	60,166,776
Mount Gibson Iron Ltd.	23,500,000	8,960,726
Newmont Corp.	378,000	25,023,600
Pacific Metals Co. Ltd.	58,300	1,714,035
Perenti Global Ltd.	2,718,519	1,500,590
Rio Tinto PLC sponsored ADR (c)	10,000	785,800
Sandfire Resources NL	500,000	2,433,105
St Barbara Ltd.	681,138	657,965
Teck Resources Ltd. Class B (sub. vtg.)	300,000	10,802,367
		433,802,644
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	414,900	29,852,055
Stella-Jones, Inc.	97,900	3,070,237
		32,922,292
TOTAL MATERIALS		1,110,869,089
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.	6,200	1,174,280
American Tower Corp.	259,299	58,827,164
Americold Realty Trust	50,690	1,354,437
Apartment Income (REIT) Corp.	601,000	31,017,610
Armada Hoffler Properties, Inc.	140,590	2,063,861
Corporate Office Properties Trust (SBI)	277,150	7,264,102
Crown Castle International Corp.	209,200	34,850,628
CubeSmart	289,600	13,961,616
Douglas Emmett, Inc.	278,200	8,818,940
Equinix, Inc.	3,095	2,196,614
Equity Lifestyle Properties, Inc.	273,900	20,438,418
Essex Property Trust, Inc.	32,100	10,181,157
Invitation Homes, Inc.	474,500	17,936,100
Kilroy Realty Corp.	71,800	5,142,316
Life Storage, Inc.	53,000	6,709,270
LXP Industrial Trust (REIT)	3,584,751	55,420,250
Medical Properties Trust, Inc.	1,463,000	29,757,420
Mid-America Apartment Communities, Inc.	65,100	13,320,111
Outfront Media, Inc.	1,459,940	38,980,398
Plymouth Industrial REIT, Inc.	1,560,440	40,696,275
Prologis (REIT), Inc.	245,200	35,762,420
RLJ Lodging Trust	482,020	6,743,460
Sabra Health Care REIT, Inc.	153,910	2,067,011
Simon Property Group, Inc.	397,435	54,671,159
Spirit Realty Capital, Inc.	41,880	1,941,976
Terreno Realty Corp.	33,030	2,272,134
Uniti Group, Inc.	2,239,530	29,046,704
Ventas, Inc.	189,400	10,227,600
VICI Properties, Inc.	71,600	2,001,936
Welltower, Inc.	98,800	8,229,052
Weyerhaeuser Co.	244,800	9,517,824
		562,592,243
Real Estate Management & Development - 0.3%
Anabuki Kosan, Inc.	25,000	435,785
Arealink Co. Ltd.	100,000	1,150,785
CBRE Group, Inc.	534,300	51,746,955
Cushman & Wakefield PLC (b)(c)	2,103,401	46,106,550
Howard Hughes Corp. (b)	388,230	37,107,023
Jones Lang LaSalle, Inc. (b)	60,610	14,923,394
Newmark Group, Inc.	2,709,900	47,911,032
Nihon Housing Co. Ltd.	46,000	496,551
Nisshin Group Holdings Co.	64,700	283,641
Opendoor Technologies, Inc. (b)(c)	1,446,500	12,078,275
Realogy Holdings Corp. (b)	152,970	2,780,995
Sun Frontier Fudousan Co. Ltd.	50,000	467,099
Will Co. Ltd.	10,000	29,661
		215,517,746
TOTAL REAL ESTATE		778,109,989
UTILITIES - 1.5%
Electric Utilities - 1.1%
Allete, Inc. (c)	36,230	2,280,316
Constellation Energy Corp.	1,243,455	57,174,061
Duke Energy Corp.	613,000	61,551,330
Edison International	230,300	14,605,626
Entergy Corp.	361,400	38,022,894
Evergy, Inc.	1,172,364	73,167,237
Exelon Corp.	2,395,166	101,938,265
FirstEnergy Corp.	425,500	17,807,175
NextEra Energy, Inc.	742,600	58,123,302
PG&E Corp. (b)	10,698,346	121,640,194
Portland General Electric Co.	724,600	36,787,942
PPL Corp.	2,076,672	54,346,506
Southern Co.	2,048,266	132,666,189
		770,111,037
Gas Utilities - 0.0%
Brookfield Infrastructure Corp. A Shares (c)	67,230	4,735,681
China Resource Gas Group Ltd.	764,000	3,504,901
Hokuriku Gas Co.	6,200	161,788
Keiyo Gas Co. Ltd.	3,000	80,633
New Jersey Resources Corp. (c)	49,050	2,139,561
Seoul City Gas Co. Ltd.	13,199	2,080,028
South Jersey Industries, Inc. (c)	951,600	32,287,788
YESCO Co. Ltd.	25,028	744,224
		45,734,604
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp. (c)	574,370	21,464,207
Clearway Energy, Inc. Class C	67,110	2,241,474
Sunnova Energy International, Inc. (b)(c)	884,230	17,817,235
The AES Corp.	633,600	13,451,328
Vistra Corp.	194,500	4,438,490
		59,412,734
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	455,444	12,456,393
Dominion Energy, Inc.	1,463,817	116,417,366
MDU Resources Group, Inc.	1,453,560	38,911,801
NiSource, Inc.	337,500	9,763,875
Public Service Enterprise Group, Inc.	136,083	8,822,261
Sempra Energy	177,900	25,656,738
		212,028,434
TOTAL UTILITIES		1,087,286,809
TOTAL COMMON STOCKS (Cost $24,974,242,976)		31,639,715,954

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	133,400	13,314,438
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Embraer SA sponsored ADR (b)	756,400	10,423,192
INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd.	1,580,790	87,375,404
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $88,747,061)		111,113,034

Equity Funds - 54.4%
	Shares	Value ($)
Large Blend Funds - 4.8%
Fidelity SAI U.S. Large Cap Index Fund (h)	47,169,076	986,305,370
Fidelity SAI U.S. Low Volatility Index Fund (h)	136,654,180	2,424,245,150
TOTAL LARGE BLEND FUNDS		3,410,550,520
Large Growth Funds - 37.0%
Fidelity Blue Chip Growth Fund (h)	5,369,799	840,266,120
Fidelity Contrafund (h)	291,651,377	4,716,002,766
Fidelity Growth Company Fund (h)	215,954,947	6,761,549,382
Fidelity Magellan Fund (h)	298,904,192	3,918,633,963
Fidelity SAI U.S. Momentum Index Fund (h)	115,743,914	1,725,741,761
Fidelity SAI U.S. Quality Index Fund (h)	483,867,713	8,283,815,236
TOTAL LARGE GROWTH FUNDS		26,246,009,228
Large Value Funds - 8.3%
Fidelity Large Cap Value Enhanced Index Fund (h)	206,784,757	3,227,910,063
Fidelity SAI U.S. Value Index Fund (h)	210,805,556	2,641,393,615
TOTAL LARGE VALUE FUNDS		5,869,303,678
Mid-Cap Growth Funds - 2.0%
Fidelity Extended Market Index Fund (h)	17,702,218	1,387,853,905
Small Blend Funds - 1.3%
Fidelity Small Cap Discovery Fund (h)	22,776,984	661,443,609
Fidelity Small Cap Index Fund (h)	9,554,530	240,678,601
TOTAL SMALL BLEND FUNDS		902,122,210
Small Growth Funds - 1.0%
Fidelity Advisor Small Cap Growth Fund Class Z (h)	26,480,430	738,009,594
TOTAL EQUITY FUNDS (Cost $34,606,845,321)		38,553,849,135

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (h) (Cost $10,022,703)	1,173,878	13,476,115

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (i)	564,528,972	564,641,878
Fidelity Securities Lending Cash Central Fund 0.31% (i)(j)	548,673,112	548,727,979
TOTAL MONEY MARKET FUNDS (Cost $1,113,366,094)		1,113,369,857

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $60,793,224,155)	71,431,524,095
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(595,073,496)
NET ASSETS - 100.0%	70,836,450,599

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Hess Corp.	Chicago Board Options Exchange	1,365	13,794,690	100.00	03/18/22	(662,025)
Wells Fargo & Co.	Chicago Board Options Exchange	3,291	17,564,067	60.00	03/18/22	(36,201)

TOTAL WRITTEN OPTIONS						(698,226)

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,553,498 or 0.0% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $31,358,757.
(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,644,195 or 0.0% of net assets.

(g)	Affiliated company
(h)	Affiliated Fund
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CCC Intelligent Solutions Holdings, Inc.	2/02/21	1,343,850
Cvent Holding Corp.	7/23/21	2,677,440
Mirion Technologies, Inc.	6/16/21	14,306,130
Vertiv Holdings LLC	2/06/20	6,000,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	469,648,079	5,496,122,150	5,401,128,351	214,402	-	-	564,641,878	1.1%
Fidelity Securities Lending Cash Central Fund 0.07%	173,683,379	1,816,338,546	1,441,293,946	4,303,635	-	-	548,727,979	1.4%
Total	643,331,458	7,312,460,696	6,842,422,297	4,518,037	-	-	1,113,369,857

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Small Cap Growth Fund Class Z	-	339,268,413	-	95,919,804	-	(43,009,385)	738,009,594
Fidelity Blue Chip Growth Fund	-	914,586,163	-	5,626,224	-	(74,320,043)	840,266,120
Fidelity Contrafund	3,354,370,561	1,959,191,219	-	455,795,167	-	(597,559,014)	4,716,002,766
Fidelity Extended Market Index Fund	-	1,738,966,199	172,672,798	16,543,966	(36,194,290)	(142,245,206)	1,387,853,905
Fidelity Growth Company Fund	5,718,686,749	2,019,990,815	-	739,419,528	-	(977,128,182)	6,761,549,382
Fidelity Large Cap Value Enhanced Index Fund	3,116,214,629	361,201,779	-	361,201,778	-	(249,506,345)	3,227,910,063
Fidelity Magellan Fund	2,787,054,916	1,288,732,563	-	118,842,373	-	(157,153,516)	3,918,633,963
Fidelity SAI Inflation-Focused Fund	10,795,429	3,254,116	-	3,254,115	-	(573,430)	13,476,115
Fidelity SAI U.S. Large Cap Index Fund	1,279,013,129	5,390,537,779	5,569,772,969	184,289,638	194,185,921	(307,658,490)	986,305,370
Fidelity SAI U.S. Low Volatility Index Fund	2,108,242,671	331,089,811	-	86,089,811	-	(15,087,332)	2,424,245,150
Fidelity SAI U.S. Momentum Index Fund	1,526,869,335	491,476,370	-	316,476,270	-	(292,603,944)	1,725,741,761
Fidelity SAI U.S. Quality Index Fund	6,488,426,308	2,064,690,736	-	645,907,454	-	(269,301,808)	8,283,815,236
Fidelity SAI U.S. Value Index Fund	2,410,798,537	192,743,014	-	142,743,015	-	37,852,064	2,641,393,615
Fidelity Small Cap Discovery Fund	466,394,048	216,306,456	-	31,164,181	-	(21,256,895)	661,443,609
Fidelity Small Cap Growth Fund	546,324,788	-	-	-	-	(104,574,222)	-
Fidelity Small Cap Index Fund	2,007,379,429	169,608,590	1,943,027,662	9,090,257	625,096,778	(618,378,534)	240,678,601
	31,820,570,529	17,481,644,023	7,685,473,429	3,212,363,581	783,088,409	(3,832,504,282)	38,567,325,250

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Makus, Inc.	8,085,051	-	-	109,618	-	1,050,335	9,135,386
Total	8,085,051	-	-	109,618	-	1,050,335	9,135,386

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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